Leases (Details) - Schedule of Lease Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of lease liabilities [Abstract]
Current portion	$ 472,767	$ 285,354
Long-term portion	1,560,408	959,116
Total lease liabilities	$ 2,033,175	$ 1,244,470